Dear Shareholder:

This Victory Portfolios Prospectus is being revised to reflect a change in the expenses applicable to: the Trust and Select shares of the Government Reserves Fund; the Class A shares of the Tax-Free Money Market Fund; and the Class A shares of Ohio Municipal Money Market Fund as described in the Fund’s Risk/Return Summary under the heading “Fund Expenses.”
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The Victory Portfolios

Prime Obligations Fund
Financial Reserves Fund
Government Reserves Fund
Tax-Free Money Market Fund
Ohio Municipal Money Market Fund

Supplement dated April 2, 2009
to the Prospectus dated March 1, 2009

1.	The following replaces the Annual Fund Operation Expenses table on page 14 of the Prospectus for the Government Reserves Fund.

Annual Fund Operating Expenses (deducted from Fund assets)	Trust Shares	Select Shares
Management Fees	0.40%	0.40%
Distribution (12b-1) Fees	0.00%	0.00%
Other Expenses (includes a shareholder servicing fee of 0.25%, applicable to Select Shares)	0.22%	0.46%
Total Fund Operating Expense[2]	0.62%[3,4]	0.86%[3,4]
__________________________

(2)
In addition to any voluntary or contractual fee waivers or expense reimbursements by the Adviser to limit the Fund's total operating expenses, any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.

(3)	Restated to reflect current expenses.

(4)
The Adviser has contractually agreed to waive its investment advisory fee and reimburse expenses to the extent necessary for the Fund to maintain a minimum annualized yield of 0.01% until at least March 1, 2010.  The Fund is authorized to repay the Adviser for investment advisory fees previously waived and expenses previously reimbursed by the Adviser; provided, that any such repayments must occur at a date not more than three years after the fiscal year in which those fees were waived and those expenses reimbursed, and the repayments do not cause the Fund’s yield to decrease below 0.01%.

1.
VF-MMMF-SUPP1

2.	The following replaces the Annual Fund Operation Expenses table on page 18 of the Prospectus for the Tax-Free Money Market Fund.

Annual Fund Operating Expenses (deducted from Fund assets)	Class A
Management Fees	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses (includes a shareholder servicing fee of 0.25%, applicable to Class A shares)	0.47%
Total Fund Operating Expenses[2]	0.82%[3,4]
__________________________

(2)
In addition to any voluntary or contractual fee waivers or expense reimbursements by the Adviser to limit the Fund's total operating expenses, any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.

(3)	Restated to reflect current expenses.

(4)
The Adviser has contractually agreed to waive its investment advisory fee and reimburse expenses to the extent necessary for the Fund to maintain a minimum annualized yield of 0.01% until at least March 1, 2010. The Fund is authorized to repay the Adviser for investment advisory fees previously waived and expenses previously reimbursed by the Adviser; provided, that any such repayments must occur at a date not more than three years after the fiscal year in which those fees were waived and those expenses reimbursed, and the repayments do not cause the Fund’s yield to decrease below 0.01%.

2.
VF-MMMF-SUPP1

3.	The following replaces the Annual Fund Operation Expenses table on page 22 of the Prospectus for the Ohio Municipal Money Market Fund.

Annual Fund Operating Expenses (deducted from Fund assets)	Class A
Management Fees	0.45%
Distribution (12b-1) Fees	0.00%
Other Expenses (includes a shareholder servicing fee of 0.25%, applicable to Class A shares)	0.47%
Total Fund Operating Expenses[2]	0.92%[3,4]
__________________________

(2)
In addition to any voluntary or contractual fee waivers or expense reimbursements by the Adviser to limit the Fund's total operating expenses, any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.

(3)	Restated to reflect current expenses.

(4)
The Adviser has contractually agreed to waive its investment advisory fee and reimburse expenses to the extent necessary for the Fund to maintain a minimum annualized yield of 0.01% until at least March 1, 2010.  The Fund is authorized to repay the Adviser for investment advisory fees previously waived and expenses previously reimbursed by the Adviser; provided, that any such repayments must occur at a date not more than three years after the fiscal year in which those fees were waived and those expenses reimbursed, and the repayments do not cause the Fund’s yield to decrease below 0.01%.

Please insert this supplement in the front of your Prospectus.  If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

3.
VF-MMMF-SUPP1

Dear Shareholder:

This Victory Portfolios Prospectus is being revised to reflect a change in the expenses applicable to the Trust and Select shares of the Institutional Money Market Fund as described in the Fund’s Risk/Return Summary under the heading “Fund Expenses.”

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The Victory Portfolios

Federal Money Market Fund
Institutional Money Market Fund

Supplement dated April 2, 2009
to the Prospectus dated March 1, 2009

1.	The following replaces the Annual Fund Operation Expenses table on page 12 of the Prospectus for the Institutional Money Market Fund.

Annual Fund Operating Expenses (deducted from Fund assets)	Trust Shares	Select Shares
Management Fees	0.19%	0.19%
00Distribution (12b-1) Fees	0.00%	0.00%
Other Expenses (includes a shareholder servicing fee of 0.25%, applicable to Select Shares)	0.23%	0.48%
Total Fund Operating Expense[2]	0.42%[3,4]	0.67%[3,4]
__________________________

(2)
In addition to any voluntary or contractual fee waivers or expense reimbursements by the Adviser to limit the Fund's total operating expenses, any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.

(3)	Restated to reflect current expenses.

(4)
The Adviser has contractually agreed to waive its investment advisory fee and reimburse expenses to the extent necessary for the Fund to maintain a minimum annualized yield of 0.01% until at least March 1, 2010.  The Fund is authorized to repay the Adviser for investment advisory fees previously waived and expenses previously reimbursed by the Adviser; provided, that any such repayments must occur at a date not more than three years after the fiscal year in which those fees were waived and those expenses reimbursed, and the repayments do not cause the Fund’s yield to decrease below 0.01%.

Please insert this supplement in the front of your Prospectus.  If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

1.
VF-MMMF-SUPP1

Dear Shareholder:

This Victory Portfolios Prospectus is being revised to reflect a change in the expenses applicable to the Class A, Class C and Class I shares of the International Fund and International Select Fund as described in the Fund’s Risk/Return Summary under the heading “Fund Expenses.”

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The Victory Portfolios

International Fund
International Select Fund

Supplement dated April 2, 2009
to the Prospectus dated March 1, 2009

1.	The following replaces the Annual Fund Operating Expenses table on page 7 of the Prospectus for the International Fund.

Annual Fund Operating Expenses (deducted from Fund assets)	Class A	Class C	Class I
Management Fees	0.80%	0.80%	0.80%
Distribution (12b-1) Fees	0.00%	1.00%	0.00%
Other Expenses[5] (includes a shareholder servicing fee of 0.25% applicable to Class A shares)	2.90%	2.65%	0.46%
Total Fund Operating Expenses[6]	3.70%	4.45%	1.26%
Fee Waiver/ Expense Reimbursement	(2.30)%	(2.30)%	(0.11)%
Net Expenses	1.40%[7]	2.15%[7]	1.15%[7]
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(5)	"Other Expenses" are based on estimated amounts for the current fiscal year.

(6)
In addition to any voluntary or contractual fee waivers or expense reimbursements by the Adviser to limit the Fund's total operating expenses, any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.

(7)
The Adviser has contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses of Class A, C and I shares of the Fund do not exceed 1.40%, 2.15% and 1.15%, respectively, until at least August 31, 2017.  The Fund is authorized to repay the Adviser for investment advisory fees previously waived and expenses previously reimbursed by the Adviser; provided, that any such repayments must occur at a date not more than three years after the fiscal year in which those fees were waived and those expenses reimbursed, and the repayments do not cause net operating expenses to exceed the limits stated above.

1.
VF-INT-SUPP1

2.	The following replaces the Annual Fund Operating Expenses table on page 13 of the Prospectus for the International Select Fund.

Annual Fund Operating Expenses (deducted from Fund assets)	Class A	Class C	Class I
Management Fees	0.80%	0.80%	0.80%
Distribution (12b-1) Fees	0.00%	1.00%	0.00%
Other Expenses[5] (includes a shareholder servicing fee of 0.25% applicable to Class A shares)	2.90%	2.65%	0.46%
Total Fund Operating Expenses[6]	3.70%	4.45%	1.26%
Fee Waiver/ Expense Reimbursement	(2.30)%	(2.30)%	(0.11)%
Net Expenses	1.40%[7]	2.15%[7]	1.15%[7]
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(5)	"Other Expenses" are based on estimated amounts for the current fiscal year.

(6)
In addition to any voluntary or contractual fee waivers or expense reimbursements by the Adviser to limit the Fund's total operating expenses, any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.

(7)
The Adviser has contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses of Class A, C and I shares of the Fund do not exceed 1.40%, 2.15% and 1.15%, respectively, until at least August 31, 2017.  The Fund is authorized to repay the Adviser for investment advisory fees previously waived and expenses previously reimbursed by the Adviser; provided, that any such repayments must occur at a date not more than three years after the fiscal year in which those fees were waived and those expenses reimbursed, and the repayments do not cause net operating expenses to exceed the limits stated above.

Please insert this supplement in the front of your Prospectus.  If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

2.
VF-INT-SUPP1